OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2016	2017

Payroll and other employee related accruals	$4,214	$4,346
Vacation accrual	3,096	3,680
Royalties provision	1,170	1,620
Government authorities	979	1,105
Accrued expenses	8,517	9,373
Others	642	662

	$18,618	$20,786